BUSINESS COMBINATION (Schedule of acquired intangible assets have weighted average economic lives) (Details)	12 Months Ended
Dec. 31, 2015
Computer software [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average lives	8 years
Online payment and other licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average lives	15 years